Share Capital And Equity Compensation - Summary of Changes to Number of Restricted Shares (Details) - Restricted Share Units shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	2,247	2,367
Converted into shares	(615)
Number of shares granted	1,913	1,241
Number of shares forfeited	(267)
Converted into shares pre-separation		(547)
Forfeited pre-separation		(12)
Granted pre-separation		363
Number of shares outstanding prior to separation balance		2,171
Net adjustment upon separation		(281)
Converted into shares post-separation		(521)
Granted post-separation		878
Number of shares outstanding balance	3,278	2,247